Bank Loan - Schedule of Remaining Contractual Maturities of the Bank Loan (Details)	Mar. 31, 2026 USD ($)
Schedule of Remaining Contractual Maturities of the Bank Loan [Abstract]
2027	$ 131,880
2028	131,880
2029	131,880
2030	131,880
2031	131,880
Thereafter	406,630
Total repayments of bank loans	1,066,030
Less: imputed interest	(111,149)
Balance recognized on the balance sheet as of March 31, 2026	$ 954,881